Investment in Joint Ventures - Share of Results of Joint Ventures and Carrying Amount of Investment to Joint Ventures (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 CNY (¥)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of joint ventures [line items]
Additional investment in associates			¥ 41,160	$ 5,809	¥ 75,000
Eberspaecher Yuchai [member]
Disclosure of joint ventures [line items]
Additional investment in associates	¥ 17,600	$ 2,500	¥ 23,500	$ 3,300